Share capital (Details Narrative) $ in Thousands	1 Months Ended				3 Months Ended					6 Months Ended		12 Months Ended
	Apr. 30, 2026 shares	Sep. 30, 2025 USD ($) shares	May 31, 2025 USD ($) shares	Feb. 28, 2025 USD ($) shares	Jun. 30, 2026 USD ($) shares	Mar. 31, 2026 shares	Dec. 31, 2025 USD ($) shares	Sep. 30, 2025 USD ($) shares	Jun. 30, 2025 USD ($)	Jun. 30, 2026 USD ($) shares	Jun. 30, 2025 USD ($) shares	Dec. 31, 2025 USD ($) shares	Sep. 30, 2025 $ / shares shares	Feb. 28, 2025 $ / shares shares	Dec. 31, 2024 shares	Jun. 29, 2023 shares	Dec. 31, 2021 shares	Jun. 29, 2021 shares	Dec. 31, 2020 shares	Dec. 31, 2018 shares
IfrsStatementLineItems [Line Items]
Number of shares vested	1,244,032									1,143,239	609,866
Number of shares RSUs	681,986
Restricted stock unit vested and converted						100,000
Exercise of warrants, shares			109,545				1,243,000	2,380,554
Exercise of warrants | $			$ 75				$ 857	$ 2,188
Issuance costs | $		$ 2,460	$ 2				$ 17				$ 805
Proceeds from share issue | $		20,653									8,692
Purchase price per share | $ / shares													$ 3.05
Warrants issued													575,046
Fair value of warrants | $		$ 577
Expected volatility		80.67%
Risk free interest rate		4.50%
Expected volatility		0.00%
Number of outstanding share options					0					0
Share based compensation | $					$ 213				$ 29	$ 435	72
Cash paid to employees and directors for the surrender of vested awards | $										1,605
Cash paid to directors and key management for the surrender of vested awards | $										$ 1,017	1,001
Directors and key management [member]
IfrsStatementLineItems [Line Items]
Cash paid to directors and key management for the surrender of vested awards | $											$ 638
Restricted share units [member]
IfrsStatementLineItems [Line Items]
Number of shares vested										1,825,225		609,866
Number of shares issued					3,363,631					3,363,631
Share issue related cost																1,300,000		997,253
Total shares reserved for issuance																5,660,884
Number of shares outstanding					590,067		3,672,415			590,067		3,672,415
Number of shares issued										86,909
Share based compensation | $										$ 435	$ 72
Restricted share units [member]
IfrsStatementLineItems [Line Items]
Potentially dilute earnings per share										590,067
Warrants [member]
IfrsStatementLineItems [Line Items]
Potentially dilute earnings per share										604,918
Number of shares issued
Class A common shares [member]
IfrsStatementLineItems [Line Items]
Exercise of warrants, shares												3,733,099
Exercise of warrants | $												$ 3,120
Issuance costs | $												$ 3,549
Private placement , shares		9,584,100
Purchase price per share | $ / shares													$ 3.00
Number of shares issued					73,781,696		72,437,664			73,781,696		72,437,664			53,618,357		50,000		125,070	872,183
Number of shares issued during the period					1,344,032					1,344,032
Number of shares remaining for future issuance										2,679,532
Private placements [member]
IfrsStatementLineItems [Line Items]
Issuance costs | $				$ 1,070
Proceeds from share issue | $				$ 8,692
Private placement , shares				5,502,108
Purchase price per share | $ / shares														$ 2.25
Warrants issued														330,126
Fair value of warrants | $				$ 267
Risk free interest rate				4.50%
Expected volatility				0.00%
Private placements [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Purchase price per share | $ / shares														$ 2.01
Expected volatility				75.95%
Private placements [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Purchase price per share | $ / shares														$ 2.51
Expected volatility				76.58%